Convertible Promissory Notes Payable (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014 D	Jan. 31, 2014 D
Convertible Promissory Notes 1		$ 800,000
Convertible Promissory Notes 2		400,000
Convertible Promissory Notes 3		100,000
Convertible Promissory Notes 4		25,000
Convertible Promissory Notes 5		0.25
Convertible Promissory Notes 6		25,000
Convertible Promissory Notes 7		0.50
Convertible Promissory Notes 8		50,000
Convertible Promissory Notes 9		0.25
Convertible Promissory Notes 10		100,000
Convertible Promissory Notes 11		12.00%
Convertible Promissory Notes 12		$ 0.75
Convertible Promissory Notes 13		60
Convertible Promissory Notes 14		1.00%
Convertible Promissory Notes 15		4.00%
Convertible Promissory Notes 16		22,100
Convertible Promissory Notes 17		20,940
Convertible Promissory Notes 18		10,462
Convertible Promissory Notes 19		4,890
Convertible Promissory Notes 20		59,618
Convertible Promissory Notes 21		23,208
Convertible Promissory Notes 22		1,148,000
Convertible Promissory Notes 23		948,000
Convertible Promissory Notes 24		448,000
Convertible Promissory Notes 25		$ 0.25
Convertible Promissory Notes 26		500,000
Convertible Promissory Notes 27		$ 0.50
Convertible Promissory Notes 28		200,000
Convertible Promissory Notes 29		200,000
Convertible Promissory Notes 30		125,000
Convertible Promissory Notes 31		$ 0.25
Convertible Promissory Notes 32		75,000
Convertible Promissory Notes 33		$ 0.50
Convertible Promissory Notes 34		237,500
Convertible Promissory Notes 35		99,694
Convertible Promissory Notes 36		38,962
Convertible Promissory Notes 37		138,656
Convertible Promissory Notes 38		38,962
Convertible Promissory Notes 39		900,000
Convertible Promissory Notes 40		$ 0.25
Convertible Promissory Notes 41		90.00%
Convertible Promissory Notes 42		60
Convertible Promissory Notes 43		10,000
Convertible Promissory Notes 44		60
Convertible Promissory Notes 45		90
Convertible Promissory Notes 46		0.75
Convertible Promissory Notes 47		$ 0.50
Convertible Promissory Notes 48		800,000
Convertible Promissory Notes 49		500,000
Convertible Promissory Notes 50		485,704
Convertible Promissory Notes 51		778,553
Convertible Promissory Notes 52		488,849
Convertible Promissory Notes 53		196,000
Convertible Promissory Notes 54		56,555
Convertible Promissory Notes 55		2,520
Convertible Promissory Notes 56		400,000
Convertible Promissory Notes 57		6.00%
Convertible Promissory Notes 58		$ 0.50
Convertible Promissory Notes 59		$ 0.25
Convertible Promissory Notes 60		500,000
Convertible Promissory Notes 61		0.50
Convertible Promissory Notes 62		600,000
Convertible Promissory Notes 63		1,200,000
Convertible Promissory Notes 64		$ 0.15
Convertible Promissory Notes 65		$ 0.30
Convertible Promissory Notes 66		20
Convertible Promissory Notes 67		30
Convertible Promissory Notes 68		100,000
Convertible Promissory Notes 69		0.50
Convertible Promissory Notes 70		100,000
Convertible Promissory Notes 71		100,000
Convertible Promissory Notes 72		1,868
Convertible Promissory Notes 73		1,018,685
Convertible Promissory Notes 74		$ 0.10
Convertible Promissory Notes 75		300,000
Convertible Promissory Notes 76		100,000
Convertible Promissory Notes 77		125,000
Convertible Promissory Notes 78		100,000
Convertible Promissory Notes 79		125,000
Convertible Promissory Notes 80		75,000
Convertible Promissory Notes 81		115,000
Convertible Promissory Notes 82		0.10
Convertible Promissory Notes 83		12.00%
Convertible Promissory Notes 84		$ 0.25
Convertible Promissory Notes 85		362,500
Convertible Promissory Notes 86		0.10
Convertible Promissory Notes 87		17,600
Convertible Promissory Notes 88		100,000
Convertible Promissory Notes 89		58,600
Convertible Promissory Notes 90		41,225
Convertible Promissory Notes 91		17,600
Convertible Promissory Notes 92		58,825
Convertible Promissory Notes 93		58,825
Convertible Promissory Notes 94		0
Convertible Promissory Notes 95		5,531
Convertible Promissory Notes 96		0
Convertible Promissory Notes 97		67,600
Convertible Promissory Notes 98		200,000
Convertible Promissory Notes 99		6.00%
Convertible Promissory Notes 100		600,000
Convertible Promissory Notes 101		76,388
Convertible Promissory Notes 102		1,388
Convertible Promissory Notes 103		343,212
Convertible Promissory Notes 104		300,000
Convertible Promissory Notes 105		42,902
Convertible Promissory Notes 106		$ 0.25
Convertible Promissory Notes 107		4,859,613
Convertible Promissory Notes 108		200,000
Convertible Promissory Notes 109		48,000
Convertible Promissory Notes 110		5,000
Convertible Promissory Notes 111		15,000
Convertible Promissory Notes 112		2,100
Convertible Promissory Notes 113		83,458
Convertible Promissory Notes 114		0
Convertible Promissory Notes 115		53,054
Convertible Promissory Notes 116		2,500
Convertible Promissory Notes 117		10,000
Convertible Promissory Notes 118		12,125
Convertible Promissory Notes 119		2,400
Convertible Promissory Notes 120		11,429
Convertible Promissory Notes 121		120,000
Convertible Promissory Notes 122		$ 0.2799
Convertible Promissory Notes 123		18,400
Convertible Promissory Notes 124		48,916
Convertible Promissory Notes 125		0
Convertible Promissory Notes 126		48,916
Convertible Promissory Notes 127		0
Convertible Promissory Notes 128		15,000
Convertible Promissory Notes 129		128,704
Convertible Promissory Notes 130		500,000
Convertible Promissory Notes 131		150,000
Convertible Promissory Notes 132		10.00%
Convertible Promissory Notes 133		1.20
Convertible Promissory Notes 134		60.00%
Convertible Promissory Notes 135		25
Convertible Promissory Notes 136		12.00%
Convertible Promissory Notes 137		265,000
Convertible Promissory Notes 138		166,667
Convertible Promissory Notes 139		115,000
Convertible Promissory Notes 140		166,667
Convertible Promissory Notes 141		0
Convertible Promissory Notes 142		500,000
Convertible Promissory Notes 143		100,000
Convertible Promissory Notes 144		10.00%
Convertible Promissory Notes 145		0.265
Convertible Promissory Notes 146		60.00%
Convertible Promissory Notes 147		25
Convertible Promissory Notes 148		90
Convertible Promissory Notes 149		0.00%
Convertible Promissory Notes 150		90
Convertible Promissory Notes 151		12.00%
Convertible Promissory Notes 152		12.00%
Convertible Promissory Notes 153		13,333
Convertible Promissory Notes 154		155,500
Convertible Promissory Notes 155		111,111
Convertible Promissory Notes 156		55,500
Convertible Promissory Notes 157		670
Convertible Promissory Notes 158		0
Convertible Promissory Notes 159		25,000
Convertible Promissory Notes 160		25,000
Convertible Promissory Notes 161		8.00%
Convertible Promissory Notes 162		180
Convertible Promissory Notes 163		55.00%
Convertible Promissory Notes 164		180
Convertible Promissory Notes 165		20.00%
Convertible Promissory Notes 166		180
Convertible Promissory Notes 167		20,455
Convertible Promissory Notes 168		4,456
Convertible Promissory Notes 169		0
Convertible Promissory Notes 170		8,000
Convertible Promissory Notes 171		1,056
Convertible Promissory Notes 172		0
Convertible Promissory Notes 173		1,056
Convertible Promissory Notes 174		0
Convertible Promissory Notes 175		83,500.00
Convertible Promissory Notes 176		8.00%
Convertible Promissory Notes 177		22.00%
Convertible Promissory Notes 178		180
Convertible Promissory Notes 179		61.00%
Convertible Promissory Notes 180		180
Convertible Promissory Notes 181		15.00%
Convertible Promissory Notes 182		180
Convertible Promissory Notes 183		8,376
Convertible Promissory Notes 184		989
Convertible Promissory Notes 185		0
Convertible Promissory Notes 186		11,500
Convertible Promissory Notes 187		1,320
Convertible Promissory Notes 188		0
Convertible Promissory Notes 189		1,320
Convertible Promissory Notes 190		0
Convertible Promissory Notes 1	800,000
Convertible Promissory Notes 2	500,000
Convertible Promissory Notes 3	100,000
Convertible Promissory Notes 4	25,000
Convertible Promissory Notes 5	0.25
Convertible Promissory Notes 6	25,000
Convertible Promissory Notes 7	0.50
Convertible Promissory Notes 8	50,000
Convertible Promissory Notes 9	0.25
Convertible Promissory Notes 10	12.00%
Convertible Promissory Notes 11	$ 0.75
Convertible Promissory Notes 12	60
Convertible Promissory Notes 13	1.00%
Convertible Promissory Notes 14	4.00%
Convertible Promissory Notes 15	22,100
Convertible Promissory Notes 16	20,940
Convertible Promissory Notes 17	5,587
Convertible Promissory Notes 18	2,525
Convertible Promissory Notes 19	10,356
Convertible Promissory Notes 20	14,247
Convertible Promissory Notes 21	1,148,000
Convertible Promissory Notes 22	948,000
Convertible Promissory Notes 23	448,000
Convertible Promissory Notes 24	$ 0.25
Convertible Promissory Notes 25	500,000
Convertible Promissory Notes 26	$ 0.50
Convertible Promissory Notes 27	200,000
Convertible Promissory Notes 28	200,000
Convertible Promissory Notes 29	125,000
Convertible Promissory Notes 30	$ 0.25
Convertible Promissory Notes 31	75,000
Convertible Promissory Notes 32	$ 0.50
Convertible Promissory Notes 33	237,500
Convertible Promissory Notes 34	15,332
Convertible Promissory Notes 35	23,385
Convertible Promissory Notes 36	153,988
Convertible Promissory Notes 37	138,656
Convertible Promissory Notes 38	$ 0.25
Convertible Promissory Notes 39	90.00%
Convertible Promissory Notes 40	60
Convertible Promissory Notes 41	10,000
Convertible Promissory Notes 42	60
Convertible Promissory Notes 43	90
Convertible Promissory Notes 44	0.75
Convertible Promissory Notes 45	$ 0.50
Convertible Promissory Notes 46	800,000
Convertible Promissory Notes 47	500,000
Convertible Promissory Notes 48	485,704
Convertible Promissory Notes 49	778,553
Convertible Promissory Notes 50	488,849
Convertible Promissory Notes 51	196,000
Convertible Promissory Notes 52	56,555
Convertible Promissory Notes 53	2,520
Convertible Promissory Notes 54	400,000
Convertible Promissory Notes 55	500,000
Convertible Promissory Notes 56	400,000
Convertible Promissory Notes 57	6.00%
Convertible Promissory Notes 58	$ 0.50
Convertible Promissory Notes 59	$ 0.25
Convertible Promissory Notes 60	500,000
Convertible Promissory Notes 61	0.50
Convertible Promissory Notes 62	100,000
Convertible Promissory Notes 63	0.50
Convertible Promissory Notes 64	600,000
Convertible Promissory Notes 65	1,200,000
Convertible Promissory Notes 66	$ 0.15
Convertible Promissory Notes 67	$ 0.40
Convertible Promissory Notes 68	20
Convertible Promissory Notes 69	30
Convertible Promissory Notes 70	480,900
Convertible Promissory Notes 71	857,300
Convertible Promissory Notes 72	376,400
Convertible Promissory Notes 73	256,400
Convertible Promissory Notes 74	23,300
Convertible Promissory Notes 75	35,040
Convertible Promissory Notes 76	2,027
Convertible Promissory Notes 77	0
Convertible Promissory Notes 78	100,000
Convertible Promissory Notes 79	1,868
Convertible Promissory Notes 80	1,018,685
Convertible Promissory Notes 81	$ 0.10
Convertible Promissory Notes 82	300,000
Convertible Promissory Notes 83	100,000
Convertible Promissory Notes 84	125,000
Convertible Promissory Notes 85	100,000
Convertible Promissory Notes 86	125,000
Convertible Promissory Notes 87	75,000
Convertible Promissory Notes 88	115,000
Convertible Promissory Notes 89	0.10
Convertible Promissory Notes 90	12.00%
Convertible Promissory Notes 91	$ 0.25
Convertible Promissory Notes 92	362,500
Convertible Promissory Notes 93	0.10
Convertible Promissory Notes 94	17,600
Convertible Promissory Notes 95	100,000
Convertible Promissory Notes 96	58,600
Convertible Promissory Notes 97	41,225
Convertible Promissory Notes 98	17,600
Convertible Promissory Notes 99	58,825
Convertible Promissory Notes 100	0
Convertible Promissory Notes 101	0
Convertible Promissory Notes 102	5,696
Convertible Promissory Notes 103	0
Convertible Promissory Notes 104	67,600
Convertible Promissory Notes 105	200,000
Convertible Promissory Notes 106	6.00%
Convertible Promissory Notes 107	600,000
Convertible Promissory Notes 108	216,500
Convertible Promissory Notes 109	416,500
Convertible Promissory Notes 110	200,000
Convertible Promissory Notes 111	127,700
Convertible Promissory Notes 112	76,388
Convertible Promissory Notes 113	1,388
Convertible Promissory Notes 115	343,212
Convertible Promissory Notes 116	300,000
Convertible Promissory Notes 117	42,902
Convertible Promissory Notes 118	$ 0.25
Convertible Promissory Notes 119	4,859,613
Convertible Promissory Notes 120	200,000
Convertible Promissory Notes 121	48,000
Convertible Promissory Notes 122	5,000
Convertible Promissory Notes 123	15,000
Convertible Promissory Notes 124	1,250
Convertible Promissory Notes 125	7,754
Convertible Promissory Notes 126	0
Convertible Promissory Notes 127	53,054
Convertible Promissory Notes 128	2,500
Convertible Promissory Notes 129	10,000
Convertible Promissory Notes 130	12,125
Convertible Promissory Notes 131	2,400
Convertible Promissory Notes 132	11,429
Convertible Promissory Notes 133	120,000
Convertible Promissory Notes 134	$ 0.2799
Convertible Promissory Notes 135	18,400
Convertible Promissory Notes 136	3,607
Convertible Promissory Notes 137	0
Convertible Promissory Notes 138	128,705
Convertible Promissory Notes 139	500,000
Convertible Promissory Notes 140	100,000
Convertible Promissory Notes 141	10.00%
Convertible Promissory Notes 142	0.265
Convertible Promissory Notes 143	60.00%
Convertible Promissory Notes 144	25
Convertible Promissory Notes 145	90
Convertible Promissory Notes 146	0.00%
Convertible Promissory Notes 147	90
Convertible Promissory Notes 148	12.00%
Convertible Promissory Notes 149	90
Convertible Promissory Notes 150	12.00%
Convertible Promissory Notes 151	13,333
Convertible Promissory Notes 152	13,333
Convertible Promissory Notes 153	155,500
Convertible Promissory Notes 154	111,111
Convertible Promissory Notes 155	55,500
Convertible Promissory Notes 156	1,375
Convertible Promissory Notes 157	0
Convertible Promissory Notes 158	175,000
Convertible Promissory Notes 159	330,000
Convertible Promissory Notes 160	25,000
Convertible Promissory Notes 161	25,000
Convertible Promissory Notes 162	8.00%
Convertible Promissory Notes 163	180
Convertible Promissory Notes 164	55.00%
Convertible Promissory Notes 165	180
Convertible Promissory Notes 166	20.00%
Convertible Promissory Notes 168	180
Convertible Promissory Notes 169	20,455
Convertible Promissory Notes 170	11,662
Convertible Promissory Notes 171	0
Convertible Promissory Notes 172	8,000
Convertible Promissory Notes 173	2,508
Convertible Promissory Notes 174	0
Convertible Promissory Notes 175	3,564
Convertible Promissory Notes 176	1,056
Convertible Promissory Notes 177	83,500
Convertible Promissory Notes 178	8.00%
Convertible Promissory Notes 179	22.00%
Convertible Promissory Notes 180	180
Convertible Promissory Notes 181	61.00%
Convertible Promissory Notes 182	180
Convertible Promissory Notes 183	15.00%
Convertible Promissory Notes 185	180
Convertible Promissory Notes 186	8,376
Convertible Promissory Notes 187	2,820
Convertible Promissory Notes 188	0
Convertible Promissory Notes 189	11,500
Convertible Promissory Notes 190	3,800
Convertible Promissory Notes 191	0
Convertible Promissory Notes 192	5,120
Convertible Promissory Notes 193	$ 1,320